UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT/JUNE 30, 2008

Legg Mason Partners

S&P 500 Index Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor’s 500® Composite Stock Price Index.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by LMPFA. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners S&P 500 Index Fund	I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their small- and large-cap counterparts, as the Russell Midcapvii, Russell 2000viii and Russell 1000ix Indexes returned -7.57%, -9.37% and -11.20%, respectively, during the six-month period ended June 30, 2008. From an investment style perspective, growth stocks outperformed value stocks on a relative basis, with the Russell 3000 Growthx and Russell 3000 Valuexi Indexes returning -9.04% and -13.28%, respectively.

II	Legg Mason Partners S&P 500 Index Fund

Performance review

For the six months ended June 30, 2008, Class A shares of Legg Mason Partners S&P 500 Index Fund returned -12.14%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned -11.91% over the same time frame. The Lipper S&P 500 Index Objective Funds Category Average1 returned -12.13% for the same period.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)
6 MONTHS (not annualized)
S&P 500 Index Fund — Class A Shares	-12.14%
S&P 500 Index	-11.91%
Lipper S&P 500 Index Objective Funds Category Average[1]	-12.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Class D shares returned -12.01% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class A and Class D shares were 0.57% and 0.39%, respectively.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the “Notes to financial statements” included in this report.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 185 funds in the Fund’s Lipper category.

Legg Mason Partners S&P 500 Index Fund	III

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

IV	Legg Mason Partners S&P 500 Index Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(12.14)%	$1,000.00	$878.60	0.54%	$2.52
Class D	(12.01)	1,000.00	879.90	0.36	1.68

[1]	For the six months ended June 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,022.18	0.54%	$2.72
Class D	5.00	1,000.00	1,023.07	0.36	1.81

[1]	For the six months ended June 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 99.0%
CONSUMER DISCRETIONARY — 8.0%
	Auto Components — 0.2%
8,448	Goodyear Tire & Rubber Co.*	$150,628
20,839	Johnson Controls Inc.	597,662
	Total Auto Components	748,290
	Automobiles — 0.2%
78,733	Ford Motor Co.*	378,706
19,882	General Motors Corp.	228,643
8,307	Harley-Davidson Inc.	301,212
	Total Automobiles	908,561
	Distributors — 0.1%
5,753	Genuine Parts Co.	228,279
	Diversified Consumer Services — 0.1%
4,846	Apollo Group Inc., Class A Shares*	214,484
11,426	H&R Block Inc.	244,516
	Total Diversified Consumer Services	459,000
	Hotels, Restaurants & Leisure — 1.2%
15,338	Carnival Corp.	505,541
4,910	Darden Restaurants Inc.	156,825
10,872	International Game Technology	271,583
10,553	Marriott International Inc., Class A Shares	276,911
39,806	McDonald’s Corp.	2,237,893
25,565	Starbucks Corp.*	402,393
6,556	Starwood Hotels & Resorts Worldwide Inc.	262,699
3,078	Wendy’s International Inc.	83,783
6,211	Wyndham Worldwide Corp.	111,239
16,636	Yum! Brands Inc.	583,757
	Total Hotels, Restaurants & Leisure	4,892,624
	Household Durables — 0.4%
2,147	Black & Decker Corp.	123,474
4,336	Centex Corp.	57,972
9,650	D.R. Horton Inc.	104,702
5,397	Fortune Brands Inc.	336,827
2,043	Harman International Industries Inc.	84,560
2,705	KB HOME	45,796
5,841	Leggett & Platt Inc.	97,953
4,911	Lennar Corp., Class A Shares	60,602
9,724	Newell Rubbermaid Inc.	163,266
7,502	Pulte Homes Inc.	72,244

See Notes to Financial Statements.

4	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Household Durables — 0.4% continued
2,025	Snap-on Inc.	$105,320
2,753	Stanley Works	123,417
2,638	Whirlpool Corp.	162,844
	Total Household Durables	1,538,977
	Internet & Catalog Retail — 0.3%
10,854	Amazon.com Inc.*	795,924
7,338	Expedia Inc.*	134,872
6,364	IAC/InterActiveCorp*	122,698
	Total Internet & Catalog Retail	1,053,494
	Leisure Equipment & Products — 0.1%
10,121	Eastman Kodak Co.	146,046
4,869	Hasbro Inc.	173,921
12,710	Mattel Inc.	217,595
	Total Leisure Equipment & Products	537,562
	Media — 2.8%
23,916	CBS Corp., Class B Shares	466,123
17,484	Clear Channel Communications Inc.	615,437
103,980	Comcast Corp., Class A Shares	1,972,500
24,948	DIRECTV Group Inc.*	646,403
3,152	E.W. Scripps Co., Class A Shares	130,934
8,031	Gannett Co. Inc.	174,032
16,573	Interpublic Group of Cos. Inc.*	142,528
11,283	McGraw-Hill Cos. Inc.	452,674
1,300	Meredith Corp.	36,777
5,049	New York Times Co., Class A Shares	77,704
80,874	News Corp., Class A Shares	1,216,345
11,248	Omnicom Group Inc.	504,810
125,661	Time Warner Inc.	1,859,783
22,221	Viacom Inc., Class B Shares*	678,629
66,905	Walt Disney Co.*	2,087,436
204	Washington Post Co., Class B Shares	119,728
	Total Media	11,181,843
	Multiline Retail — 0.7%
2,867	Big Lots Inc.*	89,565
2,009	Dillard’s Inc., Class A Shares	23,244
4,906	Family Dollar Stores Inc.	97,826
7,797	J.C. Penney Co. Inc.	282,953
10,771	Kohl’s Corp.*	431,271
14,766	Macy’s Inc.	286,756

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Multiline Retail — 0.7% continued
6,170	Nordstrom Inc.	$186,951
2,457	Sears Holdings Corp.*	180,982
27,339	Target Corp.	1,270,990
	Total Multiline Retail	2,850,538
	Specialty Retail — 1.5%
3,052	Abercrombie & Fitch Co., Class A Shares	191,300
4,702	AutoNation Inc.*	47,114
1,510	AutoZone Inc.*	182,725
9,093	Bed Bath & Beyond Inc.*	255,513
12,147	Best Buy Co. Inc.	481,021
5,679	GameStop Corp., Class A Shares*	229,432
15,763	Gap Inc.	262,769
59,595	Home Depot Inc.	1,395,715
10,518	Limited Brands Inc.	177,228
51,404	Lowe’s Cos. Inc.	1,066,633
9,591	Office Depot Inc.*	104,926
4,607	RadioShack Corp.	56,528
3,471	Sherwin-Williams Co.	159,423
24,657	Staples Inc.	585,604
4,424	Tiffany & Co.	180,278
15,341	TJX Cos. Inc.	482,781
	Total Specialty Retail	5,858,990
	Textiles, Apparel & Luxury Goods — 0.4%
11,985	Coach Inc.*	346,127
3,041	Jones Apparel Group Inc.	41,814
3,329	Liz Claiborne Inc.	47,105
13,323	NIKE Inc., Class B Shares	794,184
2,025	Polo Ralph Lauren Corp.	127,129
3,066	V.F. Corp.	218,238
	Total Textiles, Apparel & Luxury Goods	1,574,597
	TOTAL CONSUMER DISCRETIONARY	31,832,755
CONSUMER STAPLES — 10.7%
	Beverages — 2.5%
25,041	Anheuser-Busch Cos. Inc.	1,555,547
2,962	Brown-Forman Corp., Class B Shares	223,838
70,151	Coca-Cola Co.	3,646,449
10,102	Coca-Cola Enterprises Inc.	174,765
6,862	Constellation Brands Inc., Class A Shares*	136,279
4,960	Molson Coors Brewing Co., Class B Shares	269,477

See Notes to Financial Statements.

6	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Beverages — 2.5% continued
4,754	Pepsi Bottling Group Inc.	$132,732
55,699	PepsiCo Inc.	3,541,899
	Total Beverages	9,680,986
	Food & Staples Retailing — 2.7%
15,215	Costco Wholesale Corp.	1,067,180
50,196	CVS Corp.	1,986,256
23,234	Kroger Co.	670,766
15,381	Safeway Inc.	439,127
7,455	SUPERVALU Inc.	230,285
21,093	Sysco Corp.	580,268
81,711	Wal-Mart Stores Inc.	4,592,158
34,782	Walgreen Co.	1,130,763
4,924	Whole Foods Market Inc.	116,650
	Total Food & Staples Retailing	10,813,453
	Food Products — 1.5%
22,613	Archer-Daniels-Midland Co.	763,189
7,567	Campbell Soup Co.	253,192
17,124	ConAgra Foods Inc.	330,151
5,336	Dean Foods Co.*	104,692
11,766	General Mills Inc.	715,020
11,067	H.J. Heinz Co.	529,556
5,900	Hershey Co.	193,402
8,913	Kellogg Co.	428,002
53,239	Kraft Foods Inc., Class A Shares	1,514,650
4,502	McCormick & Co. Inc., Non Voting Shares	160,541
24,804	Sara Lee Corp.	303,849
9,602	Tyson Foods Inc., Class A Shares	143,454
7,539	Wm. Wrigley Jr. Co.	586,383
	Total Food Products	6,026,081
	Household Products — 2.2%
4,841	Clorox Co.	252,700
17,833	Colgate-Palmolive Co.	1,232,260
14,694	Kimberly-Clark Corp.	878,407
107,213	Procter & Gamble Co.	6,519,623
	Total Household Products	8,882,990
	Personal Products — 0.2%
14,987	Avon Products Inc.	539,832
4,017	Estee Lauder Cos. Inc., Class A Shares	186,590
	Total Personal Products	726,422

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Tobacco — 1.6%
73,547	Altria Group Inc.	$1,512,126
6,100	Lorillard Inc.*	421,876
74,073	Philip Morris International Inc.	3,658,466
6,015	Reynolds American Inc.	280,720
5,192	UST Inc.	283,535
	Total Tobacco	6,156,723
	TOTAL CONSUMER STAPLES	42,286,655
ENERGY — 16.0%
	Energy Equipment & Services — 3.6%
10,817	Baker Hughes Inc.	944,757
10,320	BJ Services Co.	329,621
7,609	Cameron International Corp.*	421,158
5,069	ENSCO International Inc.	409,271
30,635	Halliburton Co.	1,625,799
9,886	Nabors Industries Ltd.*	486,688
14,580	National-Oilwell Varco Inc.*	1,293,538
9,438	Noble Corp.	613,093
3,955	Rowan Cos. Inc.	184,896
41,898	Schlumberger Ltd.	4,501,102
7,055	Smith International Inc.	586,553
11,198	Transocean Inc.*	1,706,463
23,865	Weatherford International Ltd.*	1,183,465
	Total Energy Equipment & Services	14,286,404
	Oil, Gas & Consumable Fuels — 12.4%
16,439	Anadarko Petroleum Corp.	1,230,295
11,715	Apache Corp.	1,628,385
3,433	Cabot Oil & Gas Corp.	232,517
16,890	Chesapeake Energy Corp.	1,114,064
72,636	Chevron Corp.	7,200,407
54,167	ConocoPhillips	5,112,823
6,418	CONSOL Energy Inc.	721,191
15,668	Devon Energy Corp.	1,882,667
24,664	El Paso Corp.	536,195
8,720	EOG Resources Inc.	1,144,064
185,549	Exxon Mobil Corp.	16,352,433
9,867	Hess Corp.	1,245,117
24,861	Marathon Oil Corp.	1,289,540
2,827	Massey Energy Co.	265,031
6,672	Murphy Oil Corp.	654,190

See Notes to Financial Statements.

8	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 12.4% continued
6,048	Noble Energy Inc.	$608,187
28,822	Occidental Petroleum Corp.	2,589,945
9,535	Peabody Energy Corp.	839,557
5,426	Range Resources Corp.	355,620
12,009	Southwestern Energy Co.*	571,748
22,228	Spectra Energy Corp.	638,833
4,104	Sunoco Inc.	166,992
4,837	Tesoro Corp.	95,627
18,560	Valero Energy Corp.	764,301
20,523	Williams Cos. Inc.	827,282
17,935	XTO Energy Inc.	1,228,727
	Total Oil, Gas & Consumable Fuels	49,295,738
	TOTAL ENERGY	63,582,142
FINANCIALS — 14.1%
	Capital Markets — 2.8%
7,125	American Capital Strategies Ltd.	169,361
7,801	Ameriprise Financial Inc.	317,267
40,168	Bank of New York Mellon Corp.	1,519,555
32,611	Charles Schwab Corp.	669,830
16,622	E*TRADE Financial Corp.*	52,193
3,043	Federated Investors Inc., Class B Shares	104,740
5,478	Franklin Resources Inc.	502,059
13,843	Goldman Sachs Group Inc.	2,421,141
5,145	Janus Capital Group Inc.	136,188
4,956	Legg Mason Inc.	215,933
24,464	Lehman Brothers Holdings Inc.	484,632
34,602	Merrill Lynch & Co. Inc.	1,097,229
38,880	Morgan Stanley	1,402,402
6,868	Northern Trust Corp.	470,939
14,982	State Street Corp.	958,698
9,120	T. Rowe Price Group Inc.	515,006
	Total Capital Markets	11,037,173
	Commercial Banks — 2.2%
19,204	BB&T Corp.	437,275
5,285	Comerica Inc.	135,455
20,184	Fifth Third Bancorp	205,473
6,559	First Horizon National Corp.	48,733
12,860	Huntington Bancshares Inc.	74,202
17,050	KeyCorp	187,209

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Commercial Banks — 2.2% continued
2,707	M&T Bank Corp.	$190,952
9,102	Marshall & Ilsley Corp.	139,534
26,700	National City Corp.	127,359
12,145	PNC Financial Services Group Inc.	693,480
24,400	Regions Financial Corp.	266,204
12,363	SunTrust Banks Inc.	447,788
61,124	U.S. Bancorp	1,704,748
75,072	Wachovia Corp.	1,165,868
115,979	Wells Fargo & Co.	2,754,501
3,777	Zions Bancorporation	118,938
	Total Commercial Banks	8,697,719
	Consumer Finance — 0.6%
40,680	American Express Co.	1,532,416
13,176	Capital One Financial Corp.	500,820
16,831	Discover Financial Services	221,664
16,394	SLM Corp.*	317,224
	Total Consumer Finance	2,572,124
	Diversified Financial Services — 3.4%
156,370	Bank of America Corp.	3,732,552
9,925	CIT Group Inc.	67,589
191,184	Citigroup Inc.	3,204,244
1,914	CME Group Inc.	733,426
2,478	IntercontinentalExchange Inc.*	282,492
121,263	JPMorgan Chase & Co.	4,160,525
6,211	Leucadia National Corp.	291,544
7,132	Moody’s Corp.	245,626
9,306	NYSE Euronext	471,442
9,092	Principal Financial Group Inc.	381,591
	Total Diversified Financial Services	13,571,031
	Insurance — 3.4%
11,691	ACE Ltd.	644,057
16,693	AFLAC Inc.	1,048,320
19,342	Allstate Corp.	881,802
94,422	American International Group Inc.	2,498,406
10,490	Aon Corp.	481,911
3,363	Assurant Inc.	221,823
12,835	Chubb Corp.	629,043
5,730	Cincinnati Financial Corp.	145,542
15,201	Genworth Financial Inc., Class A Shares	270,730
11,052	Hartford Financial Services Group Inc.	713,628

See Notes to Financial Statements.

10	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Insurance — 3.4% continued
9,106	Lincoln National Corp.	$412,684
12,715	Loews Corp.	596,334
17,965	Marsh & McLennan Cos. Inc.	476,971
7,454	MBIA Inc.	32,723
25,271	MetLife Inc.	1,333,551
23,792	Progressive Corp.	445,386
15,311	Prudential Financial Inc.	914,679
3,190	SAFECO Corp.	214,240
3,154	Torchmark Corp.	184,982
21,250	Travelers Cos. Inc.	922,250
12,163	Unum Group	248,733
6,287	XL Capital Ltd., Class A Shares	129,261
	Total Insurance	13,447,056
	Real Estate Investment Trusts (REITs) — 1.2%
3,152	Apartment Investment and Management Co., Class A Shares	107,357
2,703	Avalonbay Communities Inc.	241,000
4,204	Boston Properties Inc.	379,285
6,106	CB Richard Ellis Group Inc., Class A Shares*	117,235
4,206	Developers Diversified Realty Corp.	145,990
9,499	Equity Residential	363,527
9,394	General Growth Properties Inc.	329,072
8,249	HCP Inc.	262,401
18,339	Host Hotels & Resorts Inc.	250,327
8,910	Kimco Realty Corp.	307,573
6,009	Plum Creek Timber Co. Inc.	256,644
9,206	ProLogis	500,346
4,336	Public Storage Inc.	350,305
7,893	Simon Property Group Inc.	709,502
4,747	Vornado Realty Trust	417,736
	Total Real Estate Investment Trusts (REITs)	4,738,300
	Thrifts & Mortgage Finance — 0.5%
20,485	Countrywide Financial Corp.	87,061
37,376	Fannie Mae	729,206
22,711	Freddie Mac	372,461
18,230	Hudson City Bancorp Inc.	304,076
4,392	MGIC Investment Corp.	26,835
16,824	Sovereign Bancorp Inc.	123,825
37,183	Washington Mutual Inc.	183,312
	Total Thrifts & Mortgage Finance	1,826,776
	TOTAL FINANCIALS	55,890,179

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

HEALTH CARE — 11.8%
	Biotechnology — 1.4%
38,232	Amgen Inc.*	$1,803,021
10,290	Biogen Idec Inc.*	575,108
15,306	Celgene Corp.*	977,594
9,387	Genzyme Corp.*	676,052
32,395	Gilead Sciences Inc.*	1,715,316
	Total Biotechnology	5,747,091
	Health Care Equipment & Supplies — 2.4%
22,032	Baxter International Inc.	1,408,726
8,571	Becton, Dickinson & Co.	696,822
47,290	Boston Scientific Corp.*	581,194
3,486	C.R. Bard Inc.	306,594
17,529	Covidien Ltd.	839,464
5,587	Hospira Inc.*	224,095
1,359	Intuitive Surgical Inc.*	366,115
39,438	Medtronic Inc.	2,040,916
1,935	Millipore Corp.*	131,309
11,900	St. Jude Medical Inc.*	486,472
8,387	Stryker Corp.	527,375
14,686	Thermo Fisher Scientific Inc.*	818,451
4,411	Varian Medical Systems Inc.*	228,710
3,515	Waters Corp.*	226,717
8,129	Zimmer Holdings Inc.*	553,178
	Total Health Care Equipment & Supplies	9,436,138
	Health Care Providers & Services — 1.8%
17,025	Aetna Inc.	690,023
5,654	AmerisourceBergen Corp.	226,103
12,532	Cardinal Health Inc.	646,401
9,861	CIGNA Corp.	348,981
5,326	Coventry Health Care Inc.*	162,017
8,820	Express Scripts Inc.*	553,190
5,942	Humana Inc.*	236,313
3,909	Laboratory Corporation of America Holdings*	272,184
9,737	McKesson Corp.	544,396
17,792	Medco Health Solutions Inc.*	839,782
4,542	Patterson Cos. Inc.*	133,489
5,542	Quest Diagnostics Inc.	268,621
16,826	Tenet Healthcare Corp.*	93,553

See Notes to Financial Statements.

12	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Health Care Providers & Services — 1.8% continued
43,149	UnitedHealth Group Inc.	$1,132,661
18,478	WellPoint Inc.*	880,662
	Total Health Care Providers & Services	7,028,376
	Health Care Technology — 0.0%
6,368	IMS Health Inc.	148,374
	Life Sciences Tools & Services — 0.1%
5,923	Applied Biosystems Inc.	198,302
4,158	PerkinElmer Inc.	115,800
	Total Life Sciences Tools & Services	314,102
	Pharmaceuticals — 6.1%
54,196	Abbott Laboratories	2,870,762
10,799	Allergan Inc.	562,088
3,795	Barr Pharmaceuticals Inc.*	171,079
69,518	Bristol-Myers Squibb Co.	1,427,205
34,737	Eli Lilly & Co.	1,603,460
10,702	Forest Laboratories Inc.*	371,787
98,967	Johnson & Johnson	6,367,537
8,661	King Pharmaceuticals Inc.*	90,681
75,380	Merck & Co. Inc.	2,841,072
10,691	Mylan Inc.*	129,040
238,098	Pfizer Inc.	4,159,572
57,902	Schering-Plough Corp.	1,140,090
3,668	Watson Pharmaceuticals Inc.*	99,660
46,823	Wyeth	2,245,631
	Total Pharmaceuticals	24,079,664
	TOTAL HEALTH CARE	46,753,745
INDUSTRIALS — 11.0%
	Aerospace & Defense — 2.6%
26,389	Boeing Co.	1,734,285
13,994	General Dynamics Corp.	1,178,295
4,392	Goodrich Corp.	208,444
26,040	Honeywell International Inc.	1,309,291
4,308	L-3 Communications Holdings Inc.	391,468
11,862	Lockheed Martin Corp.	1,170,305
12,012	Northrop Grumman Corp.	803,603
4,892	Precision Castparts Corp.	471,442
14,855	Raytheon Co.	836,039
5,645	Rockwell Collins Inc.	270,734
34,572	United Technologies Corp.	2,133,093
	Total Aerospace & Defense	10,506,999

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Air Freight & Logistics — 1.0%
5,993	C.H. Robinson Worldwide Inc.	$328,656
7,490	Expeditors International of Washington Inc.	322,070
10,889	FedEx Corp.	857,944
2,019	Ryder System Inc.	139,069
35,850	United Parcel Service Inc., Class B Shares	2,203,700
	Total Air Freight & Logistics	3,851,439
	Airlines — 0.1%
25,697	Southwest Airlines Co.	335,089
	Building Products — 0.1%
12,702	Masco Corp.	199,802
	Commercial Services & Supplies — 0.5%
11,976	Allied Waste Industries Inc.*	151,137
3,739	Avery Dennison Corp.	164,254
4,587	Cintas Corp.	121,601
4,548	Equifax Inc.	152,904
4,365	Monster Worldwide Inc.*	89,963
7,290	Pitney Bowes Inc.	248,589
7,455	R.R. Donnelley & Sons Co.	221,339
5,577	Robert Half International Inc.	133,681
17,231	Waste Management Inc.	649,781
	Total Commercial Services & Supplies	1,933,249
	Construction & Engineering — 0.2%
3,115	Fluor Corp.	579,639
4,277	Jacobs Engineering Group Inc.*	345,154
	Total Construction & Engineering	924,793
	Electrical Equipment — 0.5%
6,111	Cooper Industries Ltd., Class A Shares	241,384
27,418	Emerson Electric Co.	1,355,820
5,153	Rockwell Automation Inc.	225,341
	Total Electrical Equipment	1,822,545
	Industrial Conglomerates — 3.1%
24,733	3M Co.	1,721,170
350,028	General Electric Co.	9,342,247
8,753	Textron Inc.	419,531
16,935	Tyco International Ltd.	678,078
	Total Industrial Conglomerates	12,161,026
	Machinery — 1.9%
21,589	Caterpillar Inc.	1,593,700
7,133	Cummins Inc.	467,354

See Notes to Financial Statements.

14	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Machinery — 1.9% continued
8,946	Danaher Corp.	$691,526
15,134	Deere & Co.	1,091,615
6,650	Dover Corp.	321,661
5,780	Eaton Corp.	491,127
13,953	Illinois Tool Works Inc.	662,907
11,159	Ingersoll-Rand Co., Ltd., Class A Shares	417,692
6,380	ITT Industries Inc.	404,045
4,566	Manitowoc Co. Inc.	148,532
12,823	PACCAR Inc.	536,386
4,210	Pall Corp.	167,053
5,999	Parker Hannifin Corp.	427,849
3,522	Terex Corp.*	180,925
	Total Machinery	7,602,372
	Road & Rail — 1.0%
10,296	Burlington Northern Santa Fe Corp.	1,028,467
14,219	CSX Corp.	893,095
13,195	Norfolk Southern Corp.	826,931
18,147	Union Pacific Corp.	1,370,099
	Total Road & Rail	4,118,592
	Trading Companies & Distributors — 0.0%
2,284	W. W. Grainger Inc.	186,831
	TOTAL INDUSTRIALS	43,642,737
INFORMATION TECHNOLOGY — 16.3%
	Communications Equipment — 2.5%
3,160	Ciena Corp.*	73,217
207,443	Cisco Systems Inc.*	4,825,124
55,306	Corning Inc.	1,274,804
8,095	JDS Uniphase Corp.*	91,959
18,435	Juniper Networks Inc.*	408,888
79,197	Motorola Inc.	581,306
56,844	QUALCOMM Inc.	2,522,168
13,956	Tellabs Inc.*	64,896
	Total Communications Equipment	9,842,362
	Computers & Peripherals — 4.7%
30,960	Apple Inc.*	5,183,942
70,970	Dell Inc.*	1,552,824
72,596	EMC Corp.*	1,066,435
86,606	Hewlett-Packard Co.	3,828,851
48,233	International Business Machines Corp.	5,717,058
3,343	Lexmark International Inc., Class A Shares*	111,757

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Computers & Peripherals — 4.7% continued
12,064	NetApp Inc.*	$261,306
4,655	QLogic Corp.*	67,917
7,892	SanDisk Corp.*	147,580
27,480	Sun Microsystems Inc.*	298,982
6,284	Teradata Corp.*	145,412
	Total Computers & Peripherals	18,382,064
	Electronic Equipment & Instruments — 0.3%
12,646	Agilent Technologies Inc.*	449,439
7,345	Jabil Circuit Inc.	120,531
4,889	Molex Inc.	119,341
16,826	Tyco Electronics Ltd.	602,707
	Total Electronic Equipment & Instruments	1,292,018
	Internet Software & Services — 1.7%
5,908	Akamai Technologies Inc.*	205,539
38,819	eBay Inc.*	1,060,923
8,162	Google Inc., Class A Shares*	4,296,640
6,838	VeriSign Inc.*	258,476
48,316	Yahoo! Inc.*	998,209
	Total Internet Software & Services	6,819,787
	IT Services — 1.0%
3,385	Affiliated Computer Services Inc., Class A Shares*	181,064
18,205	Automatic Data Processing Inc.	762,789
10,145	Cognizant Technology Solutions Corp., Class A Shares*	329,814
5,308	Computer Sciences Corp.*	248,627
4,339	Convergys Corp.*	64,478
17,658	Electronic Data Systems Corp.	435,093
6,030	Fidelity National Information Services Inc.	222,567
5,757	Fiserv Inc.*	261,195
11,263	Paychex Inc.	352,307
6,960	Total System Services Inc.	154,651
12,511	Unisys Corp.*	49,418
25,986	Western Union Co.	642,374
	Total IT Services	3,704,377
	Office Electronics — 0.1%
31,575	Xerox Corp.	428,157
	Semiconductors & Semiconductor Equipment — 2.5%
21,302	Advanced Micro Devices Inc.*	124,191
10,528	Altera Corp.	217,930
10,404	Analog Devices Inc.	330,535

See Notes to Financial Statements.

16	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Semiconductors & Semiconductor Equipment — 2.5% continued
47,600	Applied Materials Inc.	$908,684
15,707	Broadcom Corp., Class A Shares*	428,644
201,152	Intel Corp.	4,320,745
5,972	KLA-Tencor Corp.	243,120
7,791	Linear Technology Corp.	253,753
22,385	LSI Corp.*	137,444
7,998	MEMC Electronic Materials Inc.*	492,197
6,495	Microchip Technology Inc.	198,357
26,718	Micron Technology Inc.*	160,308
7,580	National Semiconductor Corp.	155,693
3,507	Novellus Systems Inc.*	74,313
19,481	NVIDIA Corp.*	364,684
6,025	Teradyne Inc.*	66,697
46,451	Texas Instruments Inc.	1,308,060
9,807	Xilinx Inc.	247,627
	Total Semiconductors & Semiconductor Equipment	10,032,982
	Software — 3.5%
18,676	Adobe Systems Inc.*	735,648
7,864	Autodesk Inc.*	265,882
6,708	BMC Software Inc.*	241,488
13,711	CA Inc.	316,587
6,445	Citrix Systems Inc.*	189,547
9,189	Compuware Corp.*	87,663
11,182	Electronic Arts Inc.*	496,816
11,273	Intuit Inc.*	310,797
281,270	Microsoft Corp.	7,737,738
12,427	Novell Inc.*	73,195
139,299	Oracle Corp.*	2,925,279
29,503	Symantec Corp.*	570,883
	Total Software	13,951,523
	TOTAL INFORMATION TECHNOLOGY	64,453,270
MATERIALS — 3.9%
	Chemicals — 2.1%
7,398	Air Products & Chemicals Inc.	731,366
1,967	Ashland Inc.	94,810
32,674	Dow Chemical Co.	1,140,649
31,630	E.I. du Pont de Nemours & Co.	1,356,611
2,677	Eastman Chemical Co.	184,338
6,162	Ecolab Inc.	264,905

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Chemicals — 2.1% continued
3,972	Hercules Inc.	$67,246
2,827	International Flavors & Fragrances Inc.	110,423
19,271	Monsanto Co.	2,436,625
5,763	PPG Industries Inc.	330,623
10,996	Praxair Inc.	1,036,263
4,405	Rohm & Haas Co.	204,568
4,527	Sigma-Aldrich Corp.	243,824
	Total Chemicals	8,202,251
	Construction Materials — 0.1%
3,843	Vulcan Materials Co.	229,734
	Containers & Packaging — 0.1%
3,434	Ball Corp.	163,939
3,499	Bemis Co. Inc.	78,448
4,593	Pactiv Corp.*	97,509
5,624	Sealed Air Corp.	106,912
	Total Containers & Packaging	446,808
	Metals & Mining — 1.4%
3,969	AK Steel Holding Corp.	273,861
28,687	Alcoa Inc.	1,021,831
3,550	Allegheny Technologies Inc.	210,444
13,458	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,577,143
15,808	Newmont Mining Corp.	824,545
11,011	Nucor Corp.	822,191
3,433	Titanium Metals Corp.	48,028
4,134	United States Steel Corp.	763,881
	Total Metals & Mining	5,541,924
	Paper & Forest Products — 0.2%
15,017	International Paper Co.	349,896
6,101	MeadWestvaco Corp.	145,448
7,419	Weyerhaeuser Co.	379,408
	Total Paper & Forest Products	874,752
	TOTAL MATERIALS	15,295,469
TELECOMMUNICATION SERVICES — 3.3%
	Diversified Telecommunication Services — 2.9%
208,632	AT&T Inc.(a)	7,028,812
3,703	CenturyTel Inc.	131,790
11,387	Citizens Communications Co.	129,128
5,181	Embarq Corp.	244,906
53,432	Qwest Communications International Inc.	209,988

See Notes to Financial Statements.

18	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Diversified Telecommunication Services — 2.9% continued
100,181	Verizon Communications Inc.	$3,546,407
16,014	Windstream Corp.	197,613
	Total Diversified Telecommunication Services	11,488,644
	Wireless Telecommunication Services — 0.4%
13,927	American Tower Corp., Class A Shares*	588,416
100,120	Sprint Nextel Corp.	951,140
	Total Wireless Telecommunication Services	1,539,556
	TOTAL TELECOMMUNICATION SERVICES	13,028,200
UTILITIES — 3.9%
	Electric Utilities —2.3%
5,901	Allegheny Energy Inc.	295,699
14,103	American Electric Power Co. Inc.	567,364
44,410	Duke Energy Corp.	771,846
11,442	Edison International	587,890
6,725	Entergy Corp.	810,228
23,037	Exelon Corp.	2,072,408
10,705	FirstEnergy Corp.	881,343
14,358	FPL Group Inc.	941,597
2,717	Integrys Energy Group Inc.	138,105
7,072	Pepco Holdings Inc.	181,397
3,534	Pinnacle West Capital Corp.	108,741
13,100	PPL Corp.	684,737
9,177	Progress Energy Inc.	383,874
26,942	Southern Co.	940,815
	Total Electric Utilities	9,366,044
	Gas Utilities — 0.1%
1,585	Nicor Inc.	67,505
6,059	Questar Corp.	430,431
	Total Gas Utilities	497,936
	Independent Power Producers & Energy Traders — 0.3%
23,592	AES Corp.*	453,202
6,264	Constellation Energy Group Inc.	514,275
17,448	Dynegy Inc., Class A Shares*	149,180
	Total Independent Power Producers & Energy Traders	1,116,657
	Multi-Utilities — 1.2%
7,356	Ameren Corp.	310,644
11,528	CenterPoint Energy Inc.	185,024
7,911	CMS Energy Corp.	117,874
9,574	Consolidated Edison Inc.	374,248
20,298	Dominion Resources Inc.	963,952

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

June 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND
SHARES	SECURITY	VALUE

	Multi-Utilities — 1.2% continued
5,729	DTE Energy Co.	$243,139
9,629	NiSource Inc.	172,552
12,546	PG&E Corp.	497,951
17,857	Public Service Enterprise Group Inc.	820,172
8,818	Sempra Energy	497,776
7,401	TECO Energy Inc.	159,047
15,131	Xcel Energy Inc.	303,679
	Total Multi-Utilities	4,646,058
	TOTAL UTILITIES	15,626,695
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $322,254,677)	392,391,847
FACE AMOUNT
SHORT-TERM INVESTMENTS — 1.2%
	U.S. Treasury Bill — 0.1%
$400,000	U.S. Treasury Bill, 1.778% - 1.849% due 9/18/08(b)(c) (Cost — $398,400)	398,446
	Repurchase Agreement — 1.1%
4,378,000	State Street Bank & Trust Co. repurchase agreement dated 6/30/08, 1.120% due 7/1/08; Proceeds at maturity — $4,378,136; (Fully collateralized by U.S. Treasury Notes, 2.125% due 1/31/10; Market value — $4,466,138) (Cost — $4,378,000)	4,378,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $4,776,400)	4,776,446
	TOTAL INVESTMENTS — 100.2% (Cost — $327,031,077#)	397,168,293
	Liabilities in Excess of Other Assets — (0.2)%	(809,738)
	TOTAL NET ASSETS — 100.0%	$396,358,555

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2008

ASSETS:
Investments, at value (Cost — $327,031,077)	$397,168,293
Cash	922
Dividends and interest receivable	526,316
Receivable for Fund shares sold	176,902
Receivable for securities sold	170,255
Receivable from broker — variation margin on open futures contracts	4,125
Deposits with brokers for open futures contracts	500
Prepaid expenses	16,956
Total Assets	398,064,269
LIABILITIES:
Payable for Fund shares repurchased	1,086,991
Payable for securities purchased	273,881
Investment management fee payable	85,936
Distribution fees payable	62,970
Trustees’ fees payable	14,261
Accrued expenses	181,675
Total Liabilities	1,705,714
TOTAL NET ASSETS	$396,358,555
NET ASSETS:
Par value (Note 7)	$304
Paid-in capital in excess of par value	379,229,889
Undistributed net investment income	3,013,769
Accumulated net realized loss on investments and futures contracts	(55,753,189)
Net unrealized appreciation on investments and futures contracts	69,867,782
TOTAL NET ASSETS	$396,358,555
Shares Outstanding:
Class A	27,878,701
Class D	2,498,758
Net Asset Value:
Class A	$13.04
Class D	$13.12

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME:
Dividends	$4,371,686
Interest	58,472
Total Investment Income	4,430,158
EXPENSES:
Investment management fee (Note 3)	534,366
Distribution fees (Notes 3 and 5)	391,895
Transfer agent fees (Note 5)	79,358
Shareholder reports (Note 5)	77,132
Standard & Poor’s license fee	22,192
Registration fees	15,316
Audit and tax	14,496
Trustees’ fees	11,958
Legal fees	11,836
Custody fees	7,528
Insurance	4,649
Miscellaneous expenses	2,850
Total Expenses	1,173,576
Less: Fee waivers and/or expense reimbursements (Note 3)	(46,908)
Net Expenses	1,126,668
NET INVESTMENT INCOME	3,303,490
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):
Net Realized Loss From:
Investment transactions	(1,429,677)
Futures contracts	(784,857)
Net Realized Loss	(2,214,534)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(57,319,359)
Futures contracts	(150,670)
Change in Net Unrealized Appreciation/Depreciation	(57,470,029)
Net Loss on Investments and Futures Contracts	(59,684,563)
DECREASE IN NET ASSETS FROM OPERATIONS	$(56,381,073)

See Notes to Financial Statements.

22	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$3,303,490	$7,170,952
Net realized gain (loss)	(2,214,534)	2,821,163
Change in net unrealized appreciation/depreciation	(57,470,029)	15,508,366
Increase (Decrease) in Net Assets From Operations	(56,381,073)	25,500,481
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(500,004)	(7,100,050)
Decrease in Net Assets From Distributions to Shareholders	(500,004)	(7,100,050)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	21,674,066	60,831,444
Reinvestment of distributions	468,973	6,689,740
Cost of shares repurchased	(42,065,168)	(112,237,578)
Decrease in Net Assets From Fund Share Transactions	(19,922,129)	(44,716,394)
DECREASE IN NET ASSETS	(76,803,206)	(26,315,963)
NET ASSETS:
Beginning of period	473,161,761	499,477,724
End of period*	$396,358,555	$473,161,761
* Includes undistributed net investment income of:	$3,013,769	$210,283

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	23

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$14.86	$14.36	$12.63	$12.28	$11.30	$8.92
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.11	0.21	0.18	0.16	0.16	0.12
Net realized and unrealized gain (loss)	(1.91)	0.51	1.74	0.36	0.99	2.37
Total income (loss) from operations	(1.80)	0.72	1.92	0.52	1.15	2.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.22)	(0.19)	(0.17)	(0.17)	(0.11)
Total distributions	(0.02)	(0.22)	(0.19)	(0.17)	(0.17)	(0.11)
NET ASSET VALUE, END OF PERIOD	$13.04	$14.86	$14.36	$12.63	$12.28	$11.30
Total return[3]	(12.14)%	5.03%	15.20%	4.19%	10.21%	27.95%
NET ASSETS, END OF PERIOD (MILLIONS)	$363	$434	$459	$453	$467	$466
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.57%[4]	0.55%	0.57%[5]	0.59%	0.58%	0.61%
Net expenses[6,7]	0.54 [4]	0.55	0.57 [5]	0.59	0.57	0.59
Net investment income	1.53 [4]	1.42	1.36	1.27	1.42	1.19
PORTFOLIO TURNOVER RATE	2%	6%	7%	8%	6%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively .

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.59% until May 1, 2009.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS D SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$14.93	$14.43	$12.66	$12.30	$11.32	$8.93
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.12	0.25	0.20	0.18	0.19	0.14
Net realized and unrealized gain (loss)	(1.91)	0.50	1.78	0.37	0.99	2.39
Total income (loss) from operations	(1.79)	0.75	1.98	0.55	1.18	2.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.25)	(0.21)	(0.19)	(0.20)	(0.14)
Total distributions	(0.02)	(0.25)	(0.21)	(0.19)	(0.20)	(0.14)
NET ASSET VALUE, END OF PERIOD	$13.12	$14.93	$14.43	$12.66	$12.30	$11.32
Total return[3]	(12.01)%	5.22%	15.66%	4.47%	10.39%	28.29%
NET ASSETS, END OF PERIOD (MILLIONS)	$33	$39	$40	$48	$44	$43
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.36%[4]	0.39%	0.44%[5]	0.53%	0.42%	0.42%
Net expenses[6]	0.36 [4]	0.35 [7]	0.40 [5,7]	0.39 [7]	0.39 [7]	0.39 [7]
Net investment income	1.71 [4]	1.62	1.47	1.47	1.61	1.39
PORTFOLIO TURNOVER RATE	2%	6%	7%	8%	6%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expenses ratios would have been 0.42% and 0.39%, respectively.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class D shares will not exceed 0.39% until May 1, 2009.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners S&P Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial futures contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required

26	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JUNE 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$397,168,293	$392,391,847	$4,776,446	—
Other Financial Instruments*	(269,434)	(269,434)	—	—
Total	$396,898,859	$392,122,413	$4,776,446	—

*	Other financial instruments include futures contracts.

28	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses (other than brokerage, taxes and extraordinary expenses) to 0.59% for Class A shares and 0.39% for Class D shares until May 1, 2009.

During the six months ended June 30, 2008, the Fund was reimbursed for expenses amounting to $46,908.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June, 30, 2008, the Fund had accrued $1,162 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$9,416,245
Sales	22,688,715

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$122,393,083
Gross unrealized depreciation	(52,255,867)
Net unrealized appreciation	$70,137,216

At June 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Buy:
S&P 500 Index	15	9/08	$5,073,559	$4,804,125	$(269,434)

5. Class specific expenses

The Fund has adopted a Rule 12b-1 Distribution Plan and under that plan the Fund pays a distribution and/or service fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of Class A shares. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$391,895	$67,644	$76,901
Class D	—	11,714	231
Total	$391,895	$79,358	$77,132

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A	$454,006	$6,447,102
Class D	45,998	652,948
Total	$500,004	$7,100,050

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

30	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2008		YEAR ENDED DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,373,401	$19,019,308	3,760,261	$56,015,017
Shares issued on reinvestment	30,940	423,260	404,065	6,040,761
Shares repurchased	(2,762,029)	(38,109,767)	(6,929,955)	(104,154,616)
Net decrease	(1,357,688)	$(18,667,199)	(2,765,629)	$(42,098,838)
Class D
Shares sold	191,339	$2,654,758	320,892	$4,816,427
Shares issued on reinvestment	3,325	45,713	43,207	648,979
Shares repurchased	(287,291)	(3,955,401)	(535,513)	(8,082,962)
Net decrease	(92,627)	$(1,254,930)	(171,414)	$(2,617,556)

8. Capital loss carryforward

At December 31, 2007, the Fund had a net capital loss carryforward of approximately $39,136,897, of which $8,741,213 expires in 2010 and $30,395,684 expires in 2014. These amounts will be available to offset any future taxable gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

32	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

34	Legg Mason Partners S&P 500 Index Fund 2008 Semi-Annual Report

Legg Mason Partners S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy,

Massachusetts 02171

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 8/08 SR08-620

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 28, 2008